Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

16. Share capital

(a) Authorized:

Unlimited common shares without par value or restrictions.

(b) Issued and outstanding common shares

	Number of shares	Amount
	$	$
Balance, January 1, 2024	224,972,786	579,619
Issued on closing of Acquisition (note 6), net of issuance costs	28,500,000	32,449
Issued pursuant to exercise of stock options (note 17(a))	3,605,160	4,135
Balance, December 31, 2024	257,077,946	616,203
Issued pursuant to exercise of stock options (note 17(a))	2,634,495	3,011
Equity‐settled restricted share units (note 17(b))	77,996	97
Balance, December 31, 2025	259,790,437	619,311

(c) Base shelf prospectus

On July 8, 2025, the Company filed a final short form base shelf prospectus (the "Prospectus"), under which the Company may sell from time-to-time common shares, warrants, subscription receipts, units, debt securities and/or share purchase contracts of the Company, up to an aggregate of $500 million. The Prospectus has a term of 25-months from the filing date. As of the date of these financial statements, no securities have been issued under the Prospectus.